INCOME TAXES (Schedule of Income (Loss) before Income Taxes) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Cayman Islands [Member] USD ($)	Dec. 31, 2014 Cayman Islands [Member] CNY	Dec. 31, 2013 Cayman Islands [Member] CNY	Dec. 31, 2012 Cayman Islands [Member] CNY	Dec. 31, 2014 British Virgin Islands [Member] USD ($)	Dec. 31, 2014 British Virgin Islands [Member] CNY	Dec. 31, 2013 British Virgin Islands [Member] CNY	Dec. 31, 2012 British Virgin Islands [Member] CNY	Dec. 31, 2014 Hong Kong [Member] USD ($)	Dec. 31, 2014 Hong Kong [Member] CNY	Dec. 31, 2013 Hong Kong [Member] CNY	Dec. 31, 2012 Hong Kong [Member] CNY	Dec. 31, 2014 PRC [Member] USD ($)	Dec. 31, 2014 PRC [Member] CNY	Dec. 31, 2013 PRC [Member] CNY	Dec. 31, 2012 PRC [Member] CNY
Segment Reporting Information [Line Items]
Income (loss) before income taxes	$ 26,600	165,036	29,760	22,244	$ 25,313	157,049	(32,227)	(2,842)	$ (1)	(4)	(12)	(22)	$ (135)	(838)	(297)	(159)	$ 1,423	8,829	62,296	25,267